Liabilities under Tax Receivable Agreement	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Liabilities under Tax Receivable Agreement	Liabilities under Tax Receivable Agreement
The Company is party to the Tax Receivable Agreement with FAH, LLC and each of the TRA Parties that provides for the payment by the Company to the TRA Parties of 85% of the amount of tax benefits, if any, that it realizes, or in some circumstances, is deemed to realize, as a result of (i) future redemptions funded by the Company or exchanges, or deemed exchanges in certain circumstances, of common units for Class A common stock or cash, and (ii) certain additional tax benefits attributable to payments made under the Tax Receivable Agreement. FAH, LLC will have in effect an election under Section 754 of the Internal Revenue Code effective for each taxable year in which a redemption or exchange (including deemed exchange) of common units for cash or stock occurs. These tax benefit payments are not conditioned upon one or more of the TRA Parties maintaining a continued ownership interest in FAH, LLC. In general, the TRA Parties’ rights under the Tax Receivable Agreement are assignable, including to transferees of common units in FAH, LLC (other than the Company as transferee pursuant to a redemption or exchange of common units in FAH, LLC). The Company may benefit from the remaining 15% of the tax benefits, if any, that the Company may realize.
The Company is generally not obligated to make any payments under the Tax Receivable Agreement until the tax benefits associated with a relevant transaction are realized (as determined in accordance with the terms of the Tax Receivable Agreement). Amounts payable under the Tax Receivable Agreement are contingent upon, among other things, (i) the generation of future taxable income over the term of the Tax Receivable Agreement and (ii) future changes in tax laws. If the Company does not generate sufficient taxable income in the aggregate over the term of the Tax Receivable Agreement to utilize the tax benefits, then it generally would not be required to make the related Tax Receivable Agreement payments. During years ended December 31, 2024 and 2023, the Company acquired an aggregate of 1.2 million and 1.8 million common units of FAH, LLC, respectively, in connection with the redemption and/or exchange of common units, none of which resulted in an increase in the tax basis of our investment in FAH, LLC subject to the provisions of the Tax Receivable Agreement.
The Company estimated a TRA liability for the year ended December 31, 2024 of $547 thousand as utilization of certain portion of the deferred tax assets subject to the TRA were more likely than not to be recognized. As a result of the full valuation allowance on the deferred tax assets, and projected inability to fully utilize all or part of the related tax benefits, the Company determined that certain payments to the TRA Parties related to unrealized tax benefits under the TRA were no longer probable. Based on this assessment, the Company reduced its TRA Liability as of June 30, 2023, to $9.6 million, and recognized a gain of $99.6 million within the accompanying consolidated statements of operations and comprehensive (loss) income. The Company performed a true-up in the fourth quarter of 2023 based on the filed 2022 consolidated tax return and recognized a further reduction in TRA liability and corresponding $603 thousand gain for the year ended December 31, 2023. There were no transactions subject to the Tax Receivable Agreement for which the Company did not recognize the related liability during the years ended December 31, 2024, 2023 and 2022, as we concluded at such time that it was probable that the Company would have sufficient future taxable income to utilize all of the related tax benefits. The estimated gross outstanding balance of the TRA liability as of December 31, 2024 was equivalent to the liability outstanding at December 31, 2023 of $99.6 million, adjusted for immaterial redemptions and changes in tax rates.
The following table summarizes changes in the amount of the Company’s Tax Receivable Agreement liability (in thousands):

	Year Ended December 31,
	2024	2023	2022
Beginning Balance	$8,960	$109,187	$82,884
Additional liabilities for exchanges	—	—	30,034
Adjustment to remeasurement of liabilities	547	(100,223)	3,987
Payments under tax receivable agreement	(8,960)	(4)	(7,718)
Ending balance	$547	$8,960	$109,187